Public Offering (Details) - $ / shares	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Public Offering
Sales of 10,000,000 Units, net of underwriter discounts and fees (in shares)	10,000,000	10,000,000	10,000,000
Issue price of a unit	$ 10.00	$ 10.00	$ 10.00
Number of shares in a unit		1	1
Number of warrants in a unit		1	1
Number of shares issuable per warrant	1	1	1
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50